Capital Commitments and Contingencies - Additional Information (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Capital Commitments [Line Items]
Employer national insurance contingent liability		£ 100,000
Prevailing rate of employer national insurance	13.80%
Cardiff Consultants [member]
Capital Commitments [Line Items]
Milestone payments for sub-licensee	£ 1,875,000
Cardiff ProTides [member]
Capital Commitments [Line Items]
Milestone payments for sub-licensee	£ 4,500,000